NOTES PAYABLE (Details 1) - USD ($)	Jun. 30, 2022	Mar. 03, 2022	Dec. 31, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 05, 2020
Current Portion			$ (104,183)			$ (79,183)
Net Long Term Non-related Party Notes Payable			356,420			25,000
Current portion		$ 47,500		$ 75,000	$ 91,667		$ 125,000
Net Long-term Portion			354,453			0
Unamortized Debt Discount	$ 0		1,291,882			0
Non-Related Party Notes Payable [Member]
Current Portion	(881,029)		(104,183)
Convertible Notes Payable with Detached Free-Standing Warrants	1,005,000		1,005,000			0
Current portion	9,183		56,683			56,683
Non-Convertible Notes Payable	267,006		47,500
Unamortized Discount	(400,160)		(648,580)
Net Non-Related Party Notes Payable	881,029		460,603
Net Long-term Portion	$ 0		356,420
Conventional Non-convertible Notes Payable			42,500			42,500
Notes Payable With Detached Free-standing Warrants			5,000			5,000
Unamortized Debt Discount			648,580			0
Net Non-related Party Notes Payable			$ 460,603			$ 104,183